Transactions with Related Parties - The Managers (Details) $ in Thousands				12 Months Ended
	Apr. 01, 2022 extension	May 29, 2018 USD ($) extension	May 29, 2018 EUR (€) extension	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transactions [Abstract]
Management agreement term		3 years	3 years
Management agreement, number of extensions | extension	1	2	2
Management agreement, extension terms	3 years	3 years	3 years
Ship management fee, per day, per vessel | €			€ 875
Flat ship management fee | €			€ 3,000,000	€ 3,500,000
Supervision fee		$ 550
Percentage of supervision fees payable upon signing		50.00%	50.00%
Percentage of supervision fees payable upon successful completion		50.00%	50.00%
Sales fee		1.00%	1.00%
Related Party Transaction, Due from (to) Related Party, Current [Abstract]
Due from manager					$ 22	$ 0
Due to manager					$ 58	$ 51